LOSS PER SHARE	9 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
LOSS PER SHARE

10.	LOSS PER SHARE

Basic earnings (loss) per share is computed by dividing income (loss) available to common stockholders less the current period preferred stock dividend by the weighted average common shares outstanding during the period. Diluted earnings (loss) per share takes into account the potential dilution that could occur if securities or other contracts to issue Common Stock were exercised and converted into Common Stock

A summary of the net income (loss) and shares used to compute net income (loss) per share for the three and nine months ended June 30, 2019 and 2018 is as follows:

	Three Months Ended June 30,		Nine Months Ended June 30,
	2019	2018	2019	2018
Net loss for computation of basic and diluted net loss per share:
Net Loss attributable to MYnd Analytics, Inc.	$(2,121,700)	$(2,605,000)	$(6,757,800)	$(7,961,700)
Preferred stock dividends	(24,600)	—	(73,800)	—
	$(2,146,300)	$(2,605,000)	$(6,831,600)	$(7,961,700)

Basic and diluted net loss per share:
Basic and diluted net loss per share	$(0.20)	$(0.46)	$(0.76)	$(1.66)
Basic and diluted weighted average shares outstanding	10,722,152	5,698,523	8,880,214	4,793,273

Anti-dilutive common equivalent shares not included in the computation of dilutive net loss per share:
Warrants	6,269,673	5,616,721	6,269,673	5,616,721
Options	1,792,164	887,998	1,792,164	887,998
Total	8,061,837	6,504,719	8,061,837	6,504,719